Fair Value Measurements	12 Months Ended
Dec. 31, 2017
Fair Value Measurements [Abstract]
Fair Value Measurements
3.	Fair Value Measurements

We use a three-tier fair value hierarchy to prioritize the inputs used in our fair value measurements. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets for identical assets, which includes our money market funds and treasury securities classified as available-for-sale securities; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable, which includes our fixed income securities and commercial paper classified as available-for-sale securities; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring us to develop our own assumptions. We have not historically held any Level 3 investments. Our securities have been classified as Level 1 or Level 2. We obtain the fair value of our Level 2 investments from our custodian bank and from a professional pricing service. We validate the fair value of our Level 2 investments by understanding the pricing model used by the custodian banks or professional pricing service provider and comparing that fair value to the fair value based on observable market prices. We recognize transfers between levels of the fair value hierarchy on the date of the event or change in circumstances that caused the transfer. We did not have any Level 3 investments or liabilities at December 31, 2017 and 2016. For the years ended December 31, 2017 and 2016, there were no transfers between our Level 1 and Level 2 investments.

The following table presents the major security types we held at December 31, 2017 that we regularly measured and carried at fair value. The table segregates each security by the level within the fair value hierarchy of the valuation techniques we utilized to determine the respective securities' fair value (in thousands):

	At December 31, 2017	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)
Cash equivalents (1)	$48,430	$48,430	$—
Corporate debt securities (2)	140,460	—	140,460
Debt securities issued by U.S. government agencies (2)	61,303	—	61,303
Total	$250,193	$48,430	$201,763

(1)	Included in cash and cash equivalents on our consolidated balance sheets.
(2)	Included in short-term investments on our consolidated balance sheets.

At December 31, 2016, the Company held $7.1 million of money market fund investments which are Level 1 investments and are considered cash equivalents.